As filed with the U.S. Securities and Exchange Commission on April 11, 2025

File No. 333-271134

File No. 811-23862

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 13

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 14

Texas Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Address of Principal Executive Offices, Zip Code)

945-229-5947

(Registrant’s Telephone Number, including Area Code)

Neil Rajan, Secretary

Texas Capital Funds Trust

2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Name and Address of Agent for Service)

Copy to:

Allison M. Fumai, Esq.

Stephanie A. Capistron, Esq.

Stephen T. Cohen, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 30, 2025, the effectiveness of the Registration Statement for the Texas Capital Government Money Market Fund (the “Fund”), filed in Post-Effective Amendment No. 12 on February 14, 2025, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 12.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 13 to the Registration Statement under Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and the State of Texas on the 11th day of April 2025.

Texas Capital Funds Trust

By: /s/ Neil Rajan

Neil Rajan

Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ J. Steven Orr	President & Principal Executive Officer	April 11, 2025
/s/ Joel Colpitts	Treasurer & Principal Financial Officer	April 11, 2025
/s/ J. Kyle Bass*	Trustee	April 11, 2025
/s/ Daniel S. Hoverman*	Trustee	April 11, 2025
/s/ Avery Johnson*	Trustee	April 11, 2025
/s/ Jocelyn E. Kukulka*	Trustee	April 11, 2025
/s/ Eduardo Margain*	Trustee	April 11, 2025

By: /s/ Neil Rajan
Neil Rajan Attorney-in-Fact Pursuant to Power of Attorney

* Powers of Attorney, each dated June 30, 2023, for J. Kyle Bass, Daniel S. Hoverman, Avery Johnson, Jocelyn E. Kukulka and Eduardo Margain, are incorporated herein by reference to Pre-Effective Amendment No. 1, filed July 3, 2023.